Segment Reporting - Schedule of Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 22, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues		$ (130,772)	$ (24,114)	$ (443,038)	$ (35,077)	$ (468,925)
Cost of revenues (exclusive of depreciation and amortization shown separately below)		(32,164)	(3,925)	(90,617)	(24,690)	(106,003)
General and administrative		29,275	15,871	92,170	66,199	101,335
Depreciation and amortization		1,385	295	2,322	48,247	93,078
Impairment charges					573,838
Income (loss) from operations		13,720	(3,932)	76,571	(716,018)	(9,937)
Interest expense – net		3,942	16,319	58,179	57,482	41,497
Loss on extinguishment of debt	$ 700	(4,285)	0	(35,828)	(685)	(2,414)
Other expense		2,279		1,389
Net loss		1,259		(3,283)
Marketplace
Segment Reporting Information [Line Items]
Revenues		110,516	21,993	389,668	23,281	403,645
Cost of revenues (exclusive of depreciation and amortization shown separately below)		16,409	2,700	51,702	13,741	52,857
Marketing and selling		54,228	7,955	181,358	38,121	178,446
Contribution Margin		39,879	11,338	156,608	(28,581)	172,342
Resale
Segment Reporting Information [Line Items]
Revenues		20,256	2,121	53,370	11,796	65,280
Cost of revenues (exclusive of depreciation and amortization shown separately below)		15,755	1,225	38,915	10,949	53,146
Marketing and selling		0	0	0	0	0
Contribution Margin		4,501	896	14,455	847	12,134
Consolidated
Segment Reporting Information [Line Items]
Revenues		130,772	24,114	443,038	35,077	468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)		32,164	3,925	90,617	24,690	106,003
Marketing and selling		54,228	7,955	181,358	38,121	178,446
Contribution Margin		44,380	12,234	171,063	(27,734)	184,476
General and administrative		29,275	15,871	92,170	66,199	101,335
Depreciation and amortization		1,385	295	2,322	48,247	93,078
Impairment charges					573,838
Income (loss) from operations		13,720	(3,932)	76,571	(716,018)	(9,937)
Interest expense – net		3,942	16,319	58,179	57,482	41,497
Loss on extinguishment of debt		4,285		35,828	685	2,414
Other expense		2,279		1,389
Net loss		$ 3,214	$ (20,251)	$ (18,825)	$ (774,185)	$ (53,848)